LEASES (FY) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	1 year 6 months	1 year 6 months
Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	30 years	30 years